Financial Instruments - Effect of reasonable changes of the most significant input parameters on the fair values of the embedded derivatives (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Financial Instruments
Fair Value Warrant, Base	€ (202,159)	€ (24,455)
Fair Value Warrant, up	(204,254)	(27,029)
Fair Value Warrant, down	(199,866)	(21,881)
Effect on financial result, up	(2,095)	(2,574)
Effect on financial result, down	€ 2,293	€ 2,575
Volatility
Financial Instruments
Percentage, up	10.00%	10.00%
Percentage, down	(10.00%)	(10.00%)